UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2018

Neiman Large Cap Value Fund
Annual Report
May 2018

Dear Shareholders:

As of March 31, 2018, Neiman Large Cap Value Fund (the “Fund”) completed its 15th year since inception. The accompanying annual report covers the most recent fiscal year from April 1, 2017 through March 31, 2018.

As of the end of the current fiscal year, the Fund had total net assets of approximately $27.0 million. The Fund had a total return for the fiscal year from April 1, 2017, through March 31, 2018, of 12.35% for the No-Load shares (NEIMX), and 5.89% for Class A shares (NEAMX), taking into account sales charges. During that same time period, the Fund’s benchmark Standard & Poor’s 500 Index (“S&P 500 Index”) had a total return of 13.99% . Since inception on April 1, 2003, the Fund, as measured by No-Load shares, had an average annual return of 7.20% as of March 31, 2018.

Management attributes the Fund’s performance, in comparison to that of its benchmark, to a variety of factors. The Fund utilizes a risk mitigation strategy to help participate on the upside while protecting on the downside. This strategy is three fold. The main implementation of the strategy is buying a limited number of value stocks that are selected by management’s value criteria and best judgment. The Fund’s portfolio is actively managed, meaning that stocks are added and/or removed based on management’s decision if the stock fits management’s value criteria. The second part of the strategy involves buying only dividend paying stocks. By collecting dividends, the Fund continues to build cash to give management the ability to buy more shares of stock when markets are down and to also provide a yield to the Fund’s shareholders. The final part of the risk mitigation strategy involves selling covered call options on portions of each of the stocks of the Fund. Selling covered calls brings in option premiums and that cash, like the cash from dividends, allows management to buy more shares and also return cash as enhanced yield when doing distributions on a semi-annual basis. The return from selling calls enhanced the portfolio by approximately 0.35% for the period from April 1, 2017 through March 31, 2018.

The difference between the Fund and the benchmark S&P 500 Index is the Index is a passively managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund’s risk mitigation strategy, investors should be aware that during market upswings, the Fund will typically underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. Other factors that tend to reduce performance compared to the benchmark are fees and expenses incurred by the Fund to maintain its operations. The benchmark index measures performance without reductions for fees and expenses that mutual funds incur.

As of March 31, 2018, the Fund, as measured by No-Load shares, had a three-year standard deviation of 8.15%, while the S&P 500 Index exhibited a three-year standard deviation of 10.26% for the same time frame, indicating that the Fund exhibited less volatility, as a measure of risk, than the benchmark. On a five-year basis, standard deviation for the Fund was 8.11%, while the benchmark was 9.87% . On a ten-year basis, standard deviation for the Fund was 11.19%, while the benchmark was 15.05% .

Thank you for your investment in the Neiman Large Cap Value Fund. We will continue to focus on our risk mitigation strategy to help protect on the downside while still participating on the upside.

Dan Neiman, Portfolio Manager
Neiman Funds Management LLC

Writing Covered Calls: An options strategy whereby the Fund sells to a buyer the right or “option” to buy a security (known as “calling the security”) owned by the Fund at a predetermined price at some point in the future. The buyer has the right to call the security any time prior to the option’s expiration date. The option is “covered” because the Fund owns the security at the time it sells the option. The price (or “premium”) paid by the buyer for the option generates income for the Fund.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

7110-NLD-05/22/2018

2018 Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2018.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	12.35%	7.31%	10.17%	6.55%
Standard & Poor’s 500 Index(D)	13.99%	10.78%	13.31%	9.49%

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	5.89%	5.21%	8.87%	9.61%
Class A Shares(C) (without sales charge)*	12.35%	7.31%	10.17%	10.76%
Standard & Poor’s 500 Index(D)	13.99%	10.78%	13.31%	14.61%

Total Annual Fund Operating Expense Ratio (from 08/01/17 Prospectus):

No-Load Shares - Gross 1.61%, Net 1.46% Class A Shares - Gross 1.86%, Net 1.46%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2018 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                                           Neiman Large Cap Value Fund
                                                       by Sectors (as a percentage of Net Assets)

2018 Annual Report 3

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2017 through March 31, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2017
	October 1, 2017	March 31, 2018	to March 31, 2018

Actual	$1,000.00	$1,054.81	$7.43

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2017
	October 1, 2017	March 31, 2018	to March 31, 2018

Actual	$1,000.00	$1,054.81	$7.43

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

2018 Annual Report 4

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2018 Annual Report 5

Neiman Large Cap Value Fund
		Schedule of Investments
			March 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
12,200	Aflac Incorporated	$533,872
9,000	Principal Financial Group, Inc.	548,190
3,800	Reinsurance Group of America Incorporated	585,200
		1,667,262	6.17%
Aircraft Engines & Engine Parts
4,400	United Technologies Corp. +	553,608	2.05%
Cigarettes
6,150	British American Tobacco p.l.c. *	354,793	1.31%
Commercial Banks, NEC
5,700	Canadian Imperial Bank of Commerce (Canada)	503,196
9,200	The Toronto-Dominion Bank (Canada)	523,020
		1,026,216	3.80%
Computer Communications Equipment
14,300	Cisco Systems, Inc.	613,327	2.27%
Electronic Computers
3,600	Apple Inc. +	604,008	2.24%
Electric & Other Services Combined
11,000	Public Service Enterprise Group Incorporated	552,640	2.05%
Electric Services
9,100	Southern Co.	406,406	1.51%
Electronic & Other Electrical Equipment (No Computer Equipment)
8,400	Emerson Electric Co. +	573,720	2.12%
Fire, Marine & Casualty Insurance
7,800	Axis Capital Holdings Limited (Bermuda)	449,046
2,680	Chubb Limited	366,544
9,800	The Progressive Corporation +	597,114
3,700	The Travelers Companies, Inc.	513,782
		1,926,486	7.14%
Gas & Other Services Combined
3,800	Sempra Energy +	422,636	1.56%
Hospitals & Medical Service Plans
2,600	UnitedHealth Group, Inc. +	556,400	2.06%
Life Insurance
12,700	Sun Life Financial Inc. (Canada)	522,224	1.94%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,200	VF Corp. +	533,664	1.98%
Motor Vehicle Parts & Accessories
3,800	Honeywell International Inc.	549,138	2.03%
Motor Vehicles & Passenger Car Bodies
3,800	Toyota Motor Corporation *	495,406	1.83%
National Commercial Banks
8,900	BB&T Corporation	463,156
3,700	The PNC Financial Services Group, Inc. +	559,588
6,900	SunTrust Banks, Inc.	469,476
8,700	U.S. Bancorp	439,350
		1,931,570	7.15%
Petroleum Refining
5,000	Chevron Corp. +	570,200
6,000	Phillips 66 +	575,520
6,400	Valero Energy Corporation +	593,728
		1,739,448	6.44%
Pharmaceutical Preparations
4,400	Johnson & Johnson	563,860	2.09%

+ Portion or all of the security is pledged as collateral for call options written. * ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 6

Neiman Large Cap Value Fund
		Schedule of Investments
			March 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
8,200	DowDuPont Inc.	$522,422	1.93%
Railroads, Line-Haul Operating
6,900	Canadian National Railway Company (Canada) +	504,597
4,500	Union Pacific Corporation +	604,935
		1,109,532	4.11%
Retail - Drug Stores and Proprietary Stores
6,500	CVS Health Corporation	404,365	1.50%
Retail - Eating Places
6,100	Darden Restaurants, Inc.	520,025
3,200	McDonald's Corp. +	500,416
		1,020,441	3.78%
Retail - Variety Stores
3,100	Costco Wholesale Corp. +	584,133	2.16%
Rubber & Plastic Footwear
8,800	Nike Inc. Class B +	584,672	2.16%
Search, Detection, Navigation, Guidance, Aeronautical Systems
2,800	Raytheon Company +	604,296	2.24%
Security & Commodity Brokers, Dealers, Exchanges & Services
1,000	BlackRock, Inc.	541,720
3,600	CME Group Inc.	582,264
		1,123,984	4.16%
Semiconductors & Related Devices
11,600	Intel Corporation +	604,128	2.24%
Services - Business Services, NEC
3,400	Accenture plc Class A (Ireland) +	521,900	1.93%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
4,800	Procter & Gamble Co.	380,544	1.41%
Telephone Communications (No Radiotelephone)
10,600	AT&T Inc.	377,890	1.40%
Tobacco Products
7,800	Altria Group Inc.	486,096
4,000	Philip Morris International, Inc.	397,600
		883,696	3.27%
Water Transportation
6,900	Carnival Corporation	452,502	1.68%
Total for Common Stocks (Cost $17,867,340)		24,767,317	91.71%

Money Market Funds
2,322,602	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.49% **	2,322,602	8.60%
Total for Money Market Funds (Cost $2,322,602)
	Total Investments	27,089,919	100.31%
	(Cost $20,189,942)
	Liabilities in Excess of Other Assets	(83,759)	-0.31%
	Net Assets	$27,006,160	100.00%

+ Portion or all of the security is pledged as collateral for call options written. ** The rate shown represents the 7-day yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 7

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		March 31, 2018
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount
Accenture plc Class A (Ireland) ***
August 17, 2018 Calls @ 170.00	10	$153,500	$1,700
Apple Inc.
July 20, 2018 Calls @ 190.00	11	184,558	2,970
Canadian National Railway Company (Canada) ***
July 20, 2018 Calls @ 80.00	21	153,573	1,890
Chevron Corp.
June 15, 2018 Calls @ 125.00	15	171,060	1,305
Costco Wholesale Corp.
July 20, 2018 Calls @ 210.00	9	169,587	1,296
Emerson Electric Co.
June 15, 2018 Calls @ 75.00	25	170,750	1,750
Intel Corporation
July 20, 2018 Calls @ 55.00	35	182,280	6,370
McDonald's Corp.
June 15, 2018 Calls @ 170.00	10	156,380	1,740
Nike Inc. Class B
July 20, 2018 Calls @ 72.50	26	172,744	3,068
Phillips 66
August 17, 2018 Calls @ 105.00	18	172,656	3,150
The PNC Financial Services Group, Inc. ***
August 17, 2018 Calls @ 175.00	11	166,364	2,068
The Progressive Corporation ***
August 17, 2018 Calls @ 67.50	29	176,697	3,915
Raytheon Company
August 17, 2018 Calls @ 230.00	8	172,656	4,560
Sempra Energy ***
July 20, 2018 Calls @ 115.00	11	122,342	3,850
Union Pacific Corporation
June 15, 2018 Calls @ 145.00	14	188,202	2,856
United Technologies Corp.
June 15, 2018 Calls @ 135.00	13	163,566	2,483
UnitedHealth Group, Inc.
June 15, 2018 Calls @ 240.00	8	171,200	2,480
Valero Energy Corporation ***
June 15, 2018 Calls @ 105.00	19	176,263	1,463
VF Corp.
May 18, 2018 Calls @ 80.00	22	163,064	1,936
Total (Premiums Received $54,975)			$50,850

*** Denotes Level 2 valuation. See Note 3. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 8

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2018
Assets:
Investments at Fair Value	$27,089,919
(Cost $20,189,942)
Cash	6,550
Prepaid Expenses	13,528
Receivables:
Dividends	48,763
Total Assets	27,158,760
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $54,975)	50,850
Payable for Shareholder Redemptions	47,345
Due to Adviser	26,680
Accrued Distribution and Service (12b-1) Fees	985
Accrued Compliance Officer Expense	1,000
Accrued Trustees Fees	750
Other Accrued Expenses	24,990
Total Liabilities	152,600
Net Assets	$27,006,160
Net Assets Consist of:
Paid In Capital	$19,766,309
Accumulated Undistributed Net Investment Income (Loss)	109,164
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	226,585
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	6,904,102
Net Assets	$27,006,160

No-Load Shares
Net Assets	$25,372,598
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	928,922
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$27.31

Class A Shares
Net Assets	$1,633,562
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	59,807
Net Asset Value and Redemption Price Per Share	$27.31
Maximum Offering Price Per Share ($27.31/0.9425) *	$28.98

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2018 Annual Report 9

Neiman Large Cap Value Fund

Statement of Operations
For the fiscal year ended March 31, 2018

Investment Income:
Dividends (Net of foreign withholding tax of $18,283)	$650,913
Total Investment Income	650,913

Expenses:
Management Fees	253,553
Transfer Agent Fees & Accounting Fees	41,040
Distribution and Service (12b-1) Fees - Class A	3,718
Administration Fees	30,000
Registration Expense	24,722
Audit Fees	17,625
Custody Fees	8,201
Miscellaneous Expense	2,852
Legal Fees	6,500
Insurance Expense	4,748
Printing and Postage Expense	2,815
Compliance Officer Expense	4,000
Trustees Fees	3,000
Total Expenses	402,774
Less: Expense Waiver / Expense Reimbursement	(35,122)
Net Expenses	367,652
Net Investment Income (Loss)	283,261

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Net Realized Gain (Loss) on Investments	972,788
Net Realized Gain (Loss) on Options Written	(193,346)
Net Change In Unrealized Appreciation (Depreciation) on Investments	1,837,582
Net Change In Unrealized Appreciation (Depreciation) on Options Written	4,074
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	2,621,098

Net Increase (Decrease) in Net Assets from Operations	$2,904,359

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 10

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2017	4/1/2016
	to	to
	3/31/2018	3/31/2017
From Operations:
Net Investment Income (Loss)	$283,261	$294,031
Net Realized Gain (Loss) on Investments	972,788	3,589,010
Net Realized Gain (Loss) on Options Written	(193,346)	(33,146)
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Written	1,841,656	(756,576)
Increase (Decrease) in Net Assets from Operations	2,904,359	3,093,319
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(265,133)	(274,356)
Class A Shares	(16,565)	(16,860)
Net Realized Gain from Security Transactions
No-Load Shares	(1,353,402)	(1,827,198)
Class A Shares	(85,347)	(122,072)
Change in Net Assets from Distributions	(1,720,447)	(2,240,486)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	4,762,069	3,979,861
Class A Shares	382,071	482,191
Shares Issued on Reinvestment of Dividends
No-Load Shares	1,496,093	1,895,186
Class A Shares	84,614	115,718
Cost of Shares Redeemed
No-Load Shares	(5,167,177)	(11,461,965)
Class A Shares	(300,846)	(314,752)
Net Increase (Decrease) from Shareholder Activity	1,256,824	(5,303,761)
Net Increase (Decrease) in Net Assets	2,440,736	(4,450,928)
Net Assets at Beginning of Period	24,565,424	29,016,352
Net Assets at End of Period (Including Accumulated Undistributed	$27,006,160	$24,565,424
Net Investment Income of $109,164 and $107,601)
Share Transactions:
Issued
No-Load Shares	175,919	155,049
Class A Shares	14,213	18,844
Reinvested
No-Load Shares	56,767	74,487
Class A Shares	3,217	4,548
Redeemed
No-Load Shares	(192,902)	(445,575)
Class A Shares	(11,409)	(12,181)
Net Increase (Decrease) in Shares	45,805	(204,828)

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 11

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class
Selected data for a share outstanding	4/1/2017	4/1/2016	4/1/2015	4/1/2014	4/1/2013
throughout the period:	to	to	to	to	to
	3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$26.05	$25.28	$27.16	$27.21	$23.99
Net Investment Income (Loss) (a)	0.30	0.30	0.28	0.23	0.13
Net Gains or Losses on Securities (b)
(realized and unrealized)	2.82	3.04	(1.11)	2.67	4.25
Total from Investment Operations	3.12	3.34	(0.83)	2.90	4.38

Distributions (From Net Investment Income)	(0.30)	(0.32)	(0.30)	(0.17)	(0.13)
Distributions (From Capital Gains)	(1.56)	(2.25)	(0.75)	(2.78)	(1.03)
Total Distributions	(1.86)	(2.57)	(1.05)	(2.95)	(1.16)
Net Asset Value -
End of Period	$27.31	$26.05	$25.28	$27.16	$27.21
Total Return (c)	12.35%	13.50%	(3.10)%	10.84%	18.50%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$25,373	$23,164	$27,940	$34,876	$29,451
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.57%	1.60%	1.52%	1.50%	1.57%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.99%	1.03%	1.02%	0.77%	0.40%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.11%	1.18%	1.08%	0.82%	0.52%
Portfolio Turnover Rate	21.13%	32.11%	55.34%	46.97%	25.79%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 12

Neiman Large Cap Value Fund

Financial Highlights - Class A
Selected data for a share outstanding	4/1/2017	4/1/2016	4/1/2015	4/1/2014	4/1/2013
throughout the period:	to	to	to	to	to
	3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$26.05	$25.28	$27.16	$27.21	$23.99
Net Investment Income (Loss) (a)	0.30	0.31	0.28	0.21	0.17
Net Gains or Losses on Securities (b)
(realized and unrealized)	2.82	3.03	(1.11)	2.69	4.21
Total from Investment Operations	3.12	3.34	(0.83)	2.90	4.38
Distributions (From Net Investment Income)	(0.30)	(0.32)	(0.30)	(0.17)	(0.13)
Distributions (From Capital Gains)	(1.56)	(2.25)	(0.75)	(2.78)	(1.03)
Total Distributions	(1.86)	(2.57)	(1.05)	(2.95)	(1.16)
Net Asset Value -
End of Period	$27.31	$26.05	$25.28	$27.16	$27.21
Total Return (c)	12.35%	13.50%	(3.10)%	10.84%	18.50%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,634	$1,401	$1,076	$879	$960
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.82%	1.85%	1.77%	1.75%	1.82%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.74%	0.80%	0.79%	0.47%	0.28%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.11%	1.19%	1.11%	0.77%	0.65%
Portfolio Turnover Rate	21.13%	32.11%	55.34%	46.97%	25.79%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 13

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2018

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2018, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund currently offers No-Load Class shares and Class A shares. The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2018, the Fund did not incur any interest or penalties.

2018 Annual Report 14

Notes to Financial Statements - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the fiscal year ended March 31, 2018, the Fund was not subject to any master netting arrangements. See Note 9.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

2018 Annual Report 15

Notes to Financial Statements - continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,767,317	$0	$0	$24,767,317
Money Market Funds	2,322,602	0	0	2,322,602
Total	$27,089,919	$0	$0	$27,089,919

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$35,964	$14,886	$0	$50,850
Total	$35,964	$14,886	$0	$50,850

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2018. There were no transfers into or out of the levels during the fiscal year ended March 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser man-

2018 Annual Report 16

Notes to Financial Statements - continued

ages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2018, the Adviser earned management fees totaling $253,553 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2018. The fee waiver will automatically terminate on July 31, 2018 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2018.

For the fiscal year ended March 31, 2018, the Adviser waived fees and/or reimbursed expenses in the amounts of $29,570 and $5,552 with no recapture provision for No Load and Class A, respectively. The Fund owed the Adviser $26,680 at March 31, 2018. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2018, there was $3,718 of 12b-1 fees incurred by Class A shares. As of March 31, 2018, the Fund had an accrued liability of $985 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the year ended March 31, 2018, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the year ended March 31, 2018, Peak earned $9,162 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the fiscal year ended March 31, 2018, Peak earned $625 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2018. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2018.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,769,851 and $4,925,085, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2018, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 71.64% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

2018 Annual Report 17

Notes to Financial Statements - continued

9.) WRITTEN OPTIONS
As of March 31, 2018, portfolio securities valued at $3,187,442 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the fiscal year ended March 31, 2018 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2017	464	$55,950
Options written	670	$96,000
Options terminated in closing purchase transactions	(434)	($52,765)
Options expired	(295)	($31,928)
Options exercised	(90)	($12,282)
Options outstanding at March 31, 2018	315	$54,975

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Covered call options written	Derivatives ($50,850)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2018 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Covered	Net Realized Gain		Net Change In Unrealized
Call Options	(Loss) on Options	($193,346)	Appreciation (Depreciation)	$4,074
Written	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to written options shown on the Statement of Assets and Liabilities as of March 31, 2018.

Liabilities:
Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial
Description	Liabilities	Liabilities	Liabilities	Instruments	Cash	Net Amount
Options
Written	$50,850	$0	$50,850	$50,850	$0	$0

10.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at March 31, 2018 was $20,208,287, and premiums received from written options was $54,975.

At March 31, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$7,166,083	($284,451)	$6,881,632

2018 Annual Report 18

Notes to Financial Statements - continued

The tax character of distributions for the No-Load Class was as follows:

	Year ended	Year ended
	March 31, 2018	March 31, 2017
Ordinary Income:	$ 306,208	$ 274,356
Long-term Capital Gain:	1,312,327	1,827,198
	$ 1,618,535	$ 2,101,554

The tax character of distributions for Class A was as follows:

	Year ended	Year ended
	March 31, 2018	March 31, 2017
Ordinary Income:	$ 19,099	$ 16,860
Long-term Capital Gain:	82,813	122,072
	$ 101,912	$ 138,932

As of March 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$116,947
Other accumulated gains (losses)	(188,518)
Undistributed long-term capital gain (accumulated losses)	429,790
Unrealized appreciation (depreciation) - net	6,881,632
$7,239,851

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales. As of March 31, 2018, the Fund deferred post-October losses of $149,157, which is included in other accumulated gains/losses.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Annual Report 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Large Cap Value Fund and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and call options written, of Neiman Large Cap Value Fund (the “Fund”), a series of Neiman Funds, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Neiman Funds since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 22, 2018

2018 Annual Report 20

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Funds Management LLC,	3	None
Year of Birth: 1943	and Trustee		Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,
Year of Birth: 1974			Division Manager and Registered
			Representative (2015-current);	3	None
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (2009-Present).
	and Chief	Compliance	Independent Solutions Wealth
	Compliance	Officer Since	Management, LLC, Chief
	Officer	2004)	Investment Officer (2015-Present)
Chief Financial Officer (2012-
Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	3	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2018 Annual Report 21

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund
Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

ANNUAL REPORT
March 31, 2018

Neiman Balanced Allocation Fund
Annual Report
May 2018

Dear Shareholders:

As of March 31, 2018, Neiman Balanced Allocation Fund (the “Fund”) completed its 8th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2017 through March 31, 2018. As of the end of the current fiscal year, the Fund had total net assets of approximately $9.0 million.

The Fund had a total return for the fiscal year from April 1, 2017 through March 31, 2018, of 1.72% for the Class A shares (NBAFX), which takes into account the impact of sales charges; versus a total return of 7.94%, when excluding the impact of sales charges. During the same period, the Fund had a total return of 7.12% for the Class C shares (NBCFX). During the same time period, the Fund’s benchmark Standard & Poor’s 500 Index (“S&P 500 Index”) had a total return of 13.99% .

Management attributes the Fund’s performance, in comparison to that of its benchmark, to a variety of factors. The Fund’s portfolio covers several investment sectors, consisting of approximately 35% fixed income investments and approximately 65% equity investments. The inclusion of investments in fixed income sectors, by their very nature, often underperforms equities during most time frames. Benchmarks based solely on equity investments, such as the S&P 500 Index, will generally be more volatile and often outperform fixed income investments. In the attempt to reduce volatility, as a measure of risk, the Fund’s performance will often lag that of an all equity benchmarks.

Other factors that tend to reduce performance, compared to that of the benchmark, are fees and expenses incurred by the Fund to maintain its operations. The benchmark index measures performance without reductions for the impact of fees and expenses. In addition, the Fund itself is composed of a basket of other mutual funds. In order to cover a broad allocation of investment styles, the portfolio managers use a research and screening processes to seek out as many of the best performing funds as possible in each asset category. This takes into account an attempt to achieve low volatility, while seeking strong performance. During any given time period, the managers of these various underlying funds may not always deliver returns equal to or exceeding the benchmark. Each of the selected mutual funds may themselves outperform or underperform their peers within their respective categories. Even with careful monitoring by management, the overall performance of the Fund will be impacted by these other underlying funds, depending on whether they perform better or worse than the benchmark.

A primary purpose of the Fund is to focus on investors of moderate risk tolerance, those seeking to reduce risk as compared to the general stock market. As of March 31, 2018, as measured by Class A shares excluding the impact of sales charges, the Fund had a three-year standard deviation of 6.27%, while the S&P 500 Index exhibited a three-year standard deviation of 10.26% for the same time period.

Thank you for your investment in the Neiman Balanced Allocation Fund. We will always endeavor to focus on safety of our shareholders’ investments as our highest priority, while attempting to deliver a steady return on investment.

Harvey Neiman, President
Dan Neiman, Portfolio Manager
Neiman Funds Management LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

7109-NLD-05/22/2018

2018 Annual Report 1

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2018.

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	1.72%	2.29%	4.29%	5.90%
CLASS A (without sales charge) (B)	7.94%	4.32%	5.54%	6.71%
CLASS C (C)	7.12%	3.50%	4.72%	5.90%
Standard & Poor’s 500 Index (D)	13.99%	10.78%	13.31%	14.47%

Annual Fund Operating Expense Ratio: Class A - Gross 3.25%, Net 2.23% (from 08/01/17 Prospectus) Class C - Gross 4.00%, Net 2.98%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010). The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge.

(D) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2018 Annual Report 2

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

                                        Neiman Balanced Allocation Fund
                                       by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2018 Annual Report 3

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2017 through March 31, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2017
	October 1, 2017	March 31, 2018	to March 31, 2018

Actual	$1,000.00	$1,027.06	$7.33

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2017
	October 1, 2017	March 31, 2018	to March 31, 2018

Actual	$1,000.00	$1,022.74	$11.09

Hypothetical	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2018 Annual Report 4

Neiman Balanced Allocation Fund
		Schedule of Investments
			March 31, 2018
Shares		Fair Value	% of Net Assets

Mutual Funds
8,508	AB Large Cap Growth Fund - Class I	$448,362
9,524	Fidelity® 500 Index Fund - Investor Class	882,967
10,507	Fidelity® Total Market Index Fund - Investor Class	797,485
32,954	Fidelity® U.S. Bond Index Fund - Investor Class	373,704
36,341	Frost Total Return Bond Fund Institutional Class	375,398
55,464	Neiman Large Cap Value Fund - No Load Class +	1,514,710
55,972	Neiman Opportunities Fund - Class A +	724,273
76,518	PIMCO Income Fund - Institutional Class	934,287
34,054	Schwab International Index Fund®	705,598
12,894	Wells Fargo Special Small Cap Value Fund - Class A	443,821
Total for Mutual Funds (Cost $6,089,120)		7,200,605	79.82%

Exchange Traded Funds
9,900	Schwab Intermediate-Term U.S. Treasury ETF™	520,641
6,700	Schwab U.S. Aggregate Bond ETF™	341,834
2,600	Schwab U.S. Large-Cap Growth ETF™	186,446
4,000	Schwab U.S. REIT ETF™	153,000
Total for Exchange Traded Funds (Cost $1,205,642)		1,201,921	13.32%

Money Market Funds
685,917	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.49% *	685,917	7.60%
Total for Money Market Funds (Cost $685,917)
	Total Investments	9,088,443	100.74%
	(Cost $7,980,679)
	Liabilities in Excess of Other Assets	(66,621)	-0.74%
	Net Assets	$9,021,822	100.00%

+ Affiliated Fund. See Note 3. * The rate shown represents the 7-day yield at March 31, 2018. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 5

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities
March 31, 2018
Assets:
Unaffiliated Investments at Fair Value	$6,849,460
(Cost $6,257,557)
Affiliated Investments at Fair Value	2,238,983
(Cost $1,723,122)
Cash	1,544
Prepaid Expenses	4,887
Receivables:
Dividends	5,840
Shareholder Subscriptions	254
Total Assets	9,100,968
Liabilities:
Payable for Shareholder Redemptions	36,342
Due to Adviser	4,672
Accrued Distribution and Service (12b-1) Fees	10,489
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	26,643
Total Liabilities	79,146
Net Assets	$9,021,822
Net Assets Consist of:
Paid In Capital	$7,645,332
Accumulated Undistributed Net Investment Income (Loss)	(9,644)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	278,370
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,107,764
Net Assets	$9,021,822

Class A
Net Assets	$6,539,146
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	502,658
Net Asset Value and Redemption Price Per Share	$13.01
Maximum Offering Price Per Share ($13.01/0.9425) (a)	$13.80

Class C
Net Assets	$2,482,676
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	193,068
Net Asset Value, Offering Price and Redemption Price Per Share	$12.86

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2018 Annual Report 6

Neiman Balanced Allocation Fund

Statement of Operations
For the fiscal year ended March 31, 2018

Investment Income:
Dividends from Unaffiliated Funds	$170,553
Dividends from Affiliated Funds	22,048
Total Investment Income	192,601
Expenses:
Management fees	92,469
Transfer agent fees & accounting fees	34,900
Distribution and service (12b-1) fees - Class A	16,324
Distribution and service (12b-1) fees - Class C	27,175
Administration fees	30,000
Audit fees	18,625
Registration expense	13,210
Custody fees	7,001
Legal fees	6,500
Compliance officer expense	4,000
Miscellaneous expense	2,716
Printing and postage expense	2,340
Trustees fees	3,000
Insurance expense	1,924
Total Expenses	260,184
Less: Expense Waiver / Expense Reimbursement	(105,722)
Net Expenses	154,462
Net Investment Income (Loss)	38,139

Realized and Unrealized Gain (Loss) on Investments:
Net Capital Gain Distributions from Unaffiliated Investments	33,025
Net Capital Gain Distributions from Affiliated Investments	81,047
Net Realized Gain (Loss) on Unaffiliated Investments	254,516
Net Realized Gain (Loss) on Affiliated Investments	28,365
Net Change In Unrealized Appreciation (Depreciation) on Unaffiliated Investments	146,041
Net Change In Unrealized Appreciation (Depreciation) on Affiliated Investments	104,425
Net Realized and Unrealized Gain (Loss) on Investments	647,419

Net Increase (Decrease) in Net Assets from Operations	$685,558

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 7

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets
	4/1/2017	4/1/2016
	to	to
	3/31/2018	3/31/2017
From Operations:
Net Investment Income (Loss)	$38,139	$77,006
Net Capital Gain Distributions from Investment Companies	114,072	170,981
Net Realized Gain (Loss) on Investments	282,881	65,494
Net Change in Unrealized Appreciation (Depreciation) on Investments	250,466	682,691
Increase (Decrease) in Net Assets from Operations	685,558	996,172
From Distributions to Shareholders:
Net Investment Income
Class A	(41,829)	(84,738)
Class C	(1,042)	(12,135)
Net Realized Gain from Security Transactions
Class A	(64,391)	-
Class C	(25,904)	-
Change in Net Assets from Distributions	(133,166)	(96,873)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	881,013	743,941
Class C	104,935	159,266
Shares Issued on Reinvestment of Dividends
Class A	63,740	51,701
Class C	24,546	9,984
Cost of Shares Redeemed
Class A	(1,275,998)	(4,549,745)
Class C	(695,669)	(1,288,323)
Net Increase (Decrease) from Shareholder Activity	(897,433)	(4,873,176)
Net Increase (Decrease) in Net Assets	(345,041)	(3,973,877)
Net Assets at Beginning of Period	9,366,863	13,340,740
Net Assets at End of Period (Including Accumulated	$9,021,822	$9,366,863
Undistributed Net Investment Income (Loss) of ($9,644) and ($4,980))
Share Transactions:
Issued
Class A	68,299	63,620
Class C	8,329	13,768
Reinvested
Class A	4,856	4,408
Class C	1,889	870
Redeemed
Class A	(99,631)	(391,217)
Class C	(54,981)	(112,188)
Net Increase (Decrease) in Shares	(71,239)	(420,739)

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2017	4/1/2016	4/1/2015	4/1/2014	4/1/2013
	to	to	to	to	to
	3/31/2018	3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$12.25	$11.26	$12.52	$12.69	$12.26
Net Investment Income (Loss) (a)	0.08	0.11	0.12	0.21	0.11
Net Gains or Losses on Investments
(realized and unrealized)	0.89	1.03	(0.66)	0.35	1.15
Total from Investment Operations	0.97	1.14	(0.54)	0.56	1.26
Distributions (From Net Investment Income)	(0.08)	(0.15)	(0.16)	(0.18)	(0.14)
Distributions (From Capital Gains)	(0.13)	0.00	(0.56)	(0.55)	(0.69)
Total Distributions	(0.21)	(0.15)	(0.72)	(0.73)	(0.83)
Net Asset Value -
End of Period	$13.01	$12.25	$11.26	$12.52	$12.69
Total Return (b)	7.94%	10.16%	(4.53)%	4.49%	10.38%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,539	$6,482	$9,601	$14,924	$14,210
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.59%	2.47%	2.02%	1.88%	1.97%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-0.50%	-0.08%	0.49%	1.21%	0.38%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	0.64%	0.94%	1.06%	1.64%	0.90%
Portfolio Turnover Rate	22.66%	42.10%	77.03%	61.81%	71.76%

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	4/1/2017		4/1/2016	4/1/2015	4/1/2014	4/1/2013
	to		to	to	to	to
	3/31/2018		3/31/2017	3/31/2016	3/31/2015	3/31/2014
Net Asset Value -
Beginning of Period	$12.13		$11.15	$12.39	$12.54	$12.12
Net Investment Income (Loss) (a)	(0.02)		0.02	0.04	0.11	0.01
Net Gains or Losses on Investments
(realized and unrealized)	0.88		1.01	(0.66)	0.36	1.12
Total from Investment Operations	0.86		1.03	(0.62)	0.47	1.13
Distributions (From Net Investment Income)	(0.00)	+	(0.05)	(0.06)	(0.07)	(0.02)
Distributions (From Capital Gains)	(0.13)		0.00	(0.56)	(0.55)	(0.69)
Total Distributions	(0.13)		(0.05)	(0.62)	(0.62)	(0.71)
Net Asset Value -
End of Period	$12.86		$12.13	$11.15	$12.39	$12.54
Total Return (b)	7.12%		9.23%	(5.23)%	3.81%	9.43%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,483		$2,885	$3,740	$5,813	$5,926
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	3.34%		3.22%	2.77%	2.63%	2.72%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-1.28%		-0.83%	-0.26%	0.42%	-0.42%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.20%		2.20%	2.20%	2.20%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-0.14%		0.19%	0.31%	0.85%	0.11%
Portfolio Turnover Rate	22.66%		42.10%	77.03%	61.81%	71.76%

+ Amount calculated is less than +/- $0.005.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying investment companies listed in the Schedule of
Investments.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
March 31, 2018

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2018, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective using a fund-of-funds strategy by investing in underlying mutual funds and exchange traded funds.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2018 Annual Report 10

Notes to Financial Statements - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investment companies are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the secu-

2018 Annual Report 11

Notes to Financial Statements - continued

rity is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. In the event a mutual fund does not report its net asset value, the Fund will value such an asset using its fair value procedures which incorporate, among other information, price changes from reference indexes or reference funds to assist in the valuation of a non-reporting mutual fund.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,200,605	$0	$0	$7,200,605
Exchange Traded Funds	1,201,921	0	0	1,201,921
Money Market Funds	685,917	0	0	685,917
Total	$9,088,443	$0	$0	$9,088,443

The Fund did not hold any Level 2 or Level 3 assets during the fiscal year ended March 31, 2018. There were no transfers into or out of the levels during the fiscal year ended March 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2018.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the fiscal year ended March 31, 2018 were as follows:

Shares Held March 31, 2017	59,154
Purchases	1,776
Sales	(5,466)
Shares Held March 31, 2018	55,464

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at March 31, 2018 was $1,119,697 and $1,514,710, respectively. The investment represented 16.79% of net assets as of March 31, 2018. For the fiscal year ended March 31, 2018, there were $18,681 in dividends and $81,027 of capital gain distributions received from Neiman Large Cap Value Fund. In addition, for the fiscal year ended March 31, 2018, the Fund generated $25,085 in realized gains on sales of Neiman Large Cap Value Fund, and gained $39,011 resulting from the change in unrealized appreciation of Neiman Large Cap Value Fund.

2018 Annual Report 12

Notes to Financial Statements - continued

Also, holdings and transactions in Neiman Opportunities Fund, an affiliated fund, during the fiscal year ended March 31, 2018 were as follows:

Shares Held March 31, 2017	45,565
Purchases	13,823
Sales	(3,416)
Shares Held March 31, 2018	55,972

The aggregate cost and fair value of the Fund’s investment in Neiman Opportunities Fund at March 31, 2018 was $603,425 and $724,273, respectively. The investment represented 8.03% of net assets as of March 31, 2018. For the fiscal year ended March 31, 2018, there were $3,367 in dividends and $20 of capital gain distributions received from Neiman Opportunities Fund. In addition, for the fiscal year ended March 31, 2018, the Fund generated $3,280 in realized gains on sales of Neiman Opportunities Fund, and gained $65,414 resulting from the change in unrealized appreciation of Neiman Opportunities Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2018, the Adviser earned management fees totaling $92,469 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2018. The fee waiver will automatically terminate on July 31, 2018 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2018.

For the fiscal year ended March 31, 2018, the Adviser waived fees and/or reimbursed expenses in the amounts of $74,513 and $31,209 with no recapture provision for Class A and Class C, respectively. The Fund owed the Adviser $4,672 at March 31, 2018. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2018, there were $16,324 and $27,175 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of March 31, 2018, the Fund had an accrued liability of $10,489 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the year ended March 31, 2018, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC ("Peak"), a FINRA regis-

2018 Annual Report 13

Notes to Financial Statements - continued

tered broker/dealer. During the year ended March 31, 2018, Peak earned $4,683 from the sale of the Fund's Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the fiscal year ended March 31, 2018, Peak earned $3,255 and $11,814 associated with trailing commissions of the Fund's Class A and Class C shares, respectively, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $4,000 for his services during the fiscal year ended March 31, 2018. The Fund owed the Chief Compliance Officer $1,000 as of March 31, 2018. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,956,699 and $3,379,791, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2018, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 29.74% of the Class A shares, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2018 was $7,991,822.

At March 31, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,182,767	($86,147)	$1,096,620

The tax character of distributions for Class A shares were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2018	March 31, 2017
Ordinary Income:	$ 55,590	$ 84,738
Long-term Capital Gain:	50,630	0
	$ 106,220	$ 84,738

The tax character of distributions for Class C shares were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2018	March 31, 2017
Ordinary Income:	$ 6,578	$ 12,135
Long-term Capital Gain:	20,368	0
	$ 26,946	$ 12,135

As of March 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 4,391
Other accumulated losses	(14,035)
Undistributed long-term capital gain (accumulated losses)	289,514
Unrealized appreciation (depreciation) - net	1,096,620
$ 1,376,490

As of March 31, 2018, the difference between book and tax basis unrealized appreciation was primarily attributed to the tax deferral on wash sales. Other accumulated losses includes late year ordinary losses of $14,035.

2018 Annual Report 14

Notes to Financial Statements - continued

During the fiscal year ended March 31, 2018, the Fund utilized $17,078 of available capital loss carryforwards.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Annual Report 15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Balanced Allocation Fund and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Balanced Allocation Fund (the “Fund”), a series of Neiman Funds, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Neiman Funds since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 22, 2018

2018 Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Funds Management LLC,	3	None
Year of Birth: 1943	and Trustee		Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,
Year of Birth: 1974			Division Manager and Registered
			Representative (2015-current);	3	None
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (2009-Present).
	and Chief	Compliance	Independent Solutions Wealth
	Compliance	Officer Since	Management, LLC, Chief
	Officer	2004)	Investment Officer (2015-Present)
Chief Financial Officer (2012-
Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	3	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2018 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Opportunities Fund
Class A Shares (NEOMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2018

Neiman Opportunities Fund
Annual Report
May 2018

Dear Shareholders:

As of March 31, 2018, Neiman Opportunities Fund (the “Fund”) completed its 2nd full year since inception. This annual report covers the most recent fiscal year from April 1, 2017 through March 31, 2018.

The Fund invests primarily in US common stocks issued by companies of small and middle sized capitalization, often referred to as small-cap and mid-cap stocks. These are companies that are usually between $1.0 billion and $20.0 billion in market capitalization.

As of the end of the current fiscal year, the Fund had net assets of approximately $8.0 million. The Fund had a total return for the fiscal year, running from April 1, 2017, through March 31, 2018, of 17.07% (load waived) and 10.33% (including the maximum load). During that same time period, the Fund’s benchmark Standard & Poor’s 500 Index (“S&P 500”) had a return of 13.99% .

Management attributes the Fund’s performance, by way of comparison to its benchmark, to a variety of factors. During the fiscal year, management usually held anywhere from 10% to 15% of the Fund’s total assets in cash. This was done to allow the Fund to withstand anticipated up and down market volatility, and the potential of shareholder redemptions, if any. The portion of the Fund held in cash does not contribute to either its gains or its losses. The Fund’s benchmark index is a fully invested index, and is made up of only equity holdings, and no cash, therefore all components of the index potentially contribute to its gains during rising market conditions. Many of the stocks in our Fund enjoyed good price performance, relative to the index. The few stock names in our Fund exhibiting inferior price performance were monitored closely throughout the year. Those which showed no evidence of recovery were eventually sold off. As a result of losses from the sale of a few stock names (those which exhibited poor performance), such losses offset a portion of the nice gains from stronger performing stocks in the portfolio.

During the fiscal year the Fund manager used an active investment management style of value investing. Unlike many value portfolio investors, who treat value investing as merely seeking low priced stock names, the Fund’s management seeks value by selecting stocks whose financial statements and other stock measures display good value based on several criteria. Such parameters as price-to-earnings ratio, price-to-book ratio, and debt-to-equity ratio, when deemed favorable by management, often provide evidence of good value over the long-term. In the opinion of management, selection of such stocks not only provide potential downside protection during periods of volatile markets, but more importantly, may be contributing to positive upside performance during periods of strong market conditions.

During the last fiscal year, Fund management feels gratified that the Fund participated favorably in the overall upside growth of the general stock market. At the same time, management took steps to potentially reduce risk on the downside, by weeding out poorly performing stocks, and by populating the portfolio with a large percentage of dividend-paying stocks.

Thank you for your investment in the Neiman Opportunities Fund. We will continue to seek opportunities to invest in stocks that meet our value parameters, within the universe of US small-cap and mid-cap sized companies.

Harvey Neiman, President
Neiman Funds Management LLC
Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

7108-NLD-05/22/2018

2018 Annual Report 1

NEIMAN OPPORTUNITIES FUND (Unaudited)

NEIMAN OPPORTUNITIES FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2018.

		Since
	1 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	10.33%	10.84%
CLASS A (without sales charge) (B)	17.07%	14.18%
Standard & Poor’s 500 Index (C)	13.99%	15.61%

Annual Fund Operating Expense Ratio (from 08/01/17 Prospectus): Class A - Gross 5.23%, Net 1.53%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Opportunities Fund commenced operations on April 1, 2016. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2018 Annual Report 2

NEIMAN OPPORTUNITIES FUND (Unaudited)

Neiman Opportunities Fund by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2018 Annual Report 3

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 1, 2017 through March 31, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2017 to
	October 1, 2017	March 31, 2018	to March 31, 2018

Actual	$1,000.00	$1,047.77	$7.40

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2018 Annual Report 4

Neiman Opportunities Fund
		Schedule of Investments
			March 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Apparel & Other Finishd Prods of Fabrics & Similar Materials
3,300	Columbia Sportswear Company	$252,219	3.15%
Carpets & Rugs
930	Mohawk Industries, Inc. *	215,965	2.69%
Cutlery, Handtools & General Hardware
1,575	Stanley Black & Decker, Inc.	241,290	3.01%
Electrical Work
3,000	EMCOR Group, Inc.	233,790	2.92%
Electronic Computers
2,795	NICE Ltd. * **	262,534	3.27%
Industrial Instruments for Measurement, Display, and Control
2,300	MKS Instruments, Inc.	265,995
4,700	Orbotech Ltd. *	292,246
		558,241	6.96%
Investment Advice
4,900	Houlihan Lokey, Inc.	218,540
5,000	Noah Holdings Limited * **	236,050
		454,590	5.67%
Miscellaneous Fabricated Metal Products
3,800	Barnes Group Inc.	227,582	2.84%
Motor Vehicle Parts & Accessories
1,930	LCI Industries	201,010	2.51%
Semiconductors & Related Devices
1,350	IPG Photonics Corporation *	315,063	3.93%
Services - Computer Integrated Systems Design
1,700	CACI International Inc - Class A *	257,295
3,000	Ebix, Inc.	223,500
		480,795	6.00%

Services - Computer Programming Services
3,510	Amdocs Limited	234,187	2.92%
Services - Educational Services
3,125	Grand Canyon Education, Inc. *	327,875	4.09%
Services - Employment Agencies
4,400	51job, Inc. * **	378,576	4.72%
Services - Help Supply Services
4,300	AMN Healthcare Services, Inc. *	244,025
3,100	ASGN Incorporated *	253,828
		497,853	6.21%
Special Industry Machinery, NEC
1,520	Lam Research Corp.	308,803	3.85%
Switchgear & Switchboard Apparatus
1,245	Littelfuse, Inc.	259,184	3.23%
Total for Common Stocks (Cost $4,782,669)		5,449,557	67.97%

Exchange Traded Funds
9,200	Global X Robotics & Artificial Intelligence ETF	222,548
3,600	JPMorgan Diversified Return Global Equity ETF	222,192
5,100	PowerShares Dynamic Semiconductors Portfolio	269,535
4,440	PowerShares S&P SmallCap Materials Portfolio	225,863
2,520	SPDR® S&P 400 Mid Cap Value ETF	250,664
2,065	SPDR® S&P 600 Small Cap Value ETF	255,007
3,040	SPDR® S&P Aerospace & Defense ETF	264,085
Total for Exchange Traded Funds (Cost $1,591,640)		1,709,894	21.32%

* Non-Income Producing Security. ** ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 5

Neiman Opportunities Fund
	Schedule of Investments
		March 31, 2018
Shares	Fair Value	% of Net Assets

Money Market Funds
880,567 Fidelity® Investments Money Market - Government Portfolio -
Class I 1.49% ***	$880,567	10.98%
Total for Money Market Funds (Cost $880,567)
Total Investments	8,040,018	100.27%
(Cost $7,254,876)
Liabilities in Excess of Other Assets	(21,375)	-0.27%
Net Assets	$8,018,643	100.00%

*** The rate shown represents the 7-day yield at March 31, 2018. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 6

Neiman Opportunities Fund

Statement of Assets and Liabilities
March 31, 2018
Assets:
Investments at Fair Value	$8,040,018
(Cost $7,254,876)
Cash	1,913
Prepaid Expenses	3,649
Receivables:
Dividends	1,826
Shareholder Purchases	7,143
Total Assets	8,054,549
Liabilities
Accrued Management Fees	7,426
Accrued Distribution and Service (12b-1) Fees	4,474
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	23,006
Total Liabilities	35,906
Net Assets	$8,018,643
Net Assets Consist of:
Paid In Capital	$7,206,646
Accumulated Undistributed Net Investment Income (Loss)	(12,714)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	39,569
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	785,142
Net Assets	$8,018,643

Net Assets	$8,018,643
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	619,670
Net Asset Value, Offering and Redemption Price	$12.94
Maximum Offering Price Per Share ($12.94/0.9425) *	$13.73

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2018 Annual Report 7

Neiman Opportunities Fund

Statement of Operations
For the fiscal year ended March 31, 2018

Investment Income:
Dividends (Net of foreign withholding tax $108)	$50,193
Total Investment Income	50,193
Expenses:
Management fees	47,329
Administration fees	24,000
Transfer agent fees & accounting fees	22,335
Audit fees	17,225
Distribution and service (12b-1) fees	11,832
Custody fees	6,611
Legal fees	6,500
Registration expense	5,961
Compliance officer expense	4,000
Trustees fees	3,000
Miscellaneous expense	2,547
Insurance fees	633
Printing and postage expense	476
Total Expenses	152,449
Less:
Expense Waiver / Expense Reimbursement	(83,822)
Net Expenses	68,627
Net Investment Income (Loss)	(18,434)
Realized and Unrealized Gain (Loss) on Investments:
Net Capital Gain Distributions from Investment Companies	1,210
Net Realized Gain (Loss) on Investments	38,358
Net Change In Unrealized Appreciation (Depreciation) on Investments	527,790
Net Realized and Unrealized Gain (Loss) on Investments	567,358

Net Increase (Decrease) in Net Assets from Operations	$548,924

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 8

Neiman Opportunities Fund

Statements of Changes in Net Assets
	4/1/2017	4/1/2016*
	to	to
	3/31/2018	3/31/2017
From Operations:
Net Investment Income (Loss)	$(18,434)	$(596)
Net Capital Gain Distributions from Investment Companies	1,210	154
Net Realized Gain (Loss) on Investments	38,358	23,170
Net Change in Unrealized Appreciation (Depreciation) on Investments	527,790	257,352
Increase (Decrease) in Net Assets from Operations	548,924	280,080
From Distributions to Shareholders:
Net Investment Income	(2,412)	-
Net Realized Gain from Investment Transactions	(23,323)	-
Change in Net Assets from Distributions	(25,735)	-
From Capital Share Transactions:
Proceeds From Sale of Shares	4,370,272	3,969,150
Shares Issued on Reinvestment of Dividends	876	-
Cost of Shares Redeemed	(592,245)	(532,679)
Net Increase (Decrease) from Shareholder Activity	3,778,903	3,436,471
Net Increase (Decrease) in Net Assets	4,302,092	3,716,551
Net Assets at Beginning of Period	3,716,551	-
Net Assets at End of Period (Including Accumulated	$8,018,643	$3,716,551
Undistributed Net Investment Income (Loss) of ($12,714) and ($596))
Share Transactions:
Issued	334,710	384,905
Reinvested	76	-
Redeemed	(48,992)	(51,029)
Net Increase (Decrease) in Shares	285,794	333,876
Shares Outstanding at Beginning of Period	333,876	-
Shares Outstanding at End of Period	619,670	333,876

* The Fund commenced operations on April 1, 2016. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 9

Neiman Opportunities Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2017	4/1/2016*
	to	to
	3/31/2018	3/31/2017
Net Asset Value -
Beginning of Period	$11.13	$10.00
Net Investment Income (Loss) (a)	(0.05)	-	+
Net Gains or Losses on Investments
(realized and unrealized) (b)	1.94	1.13
Total from Investment Operations	1.89	1.13
Distributions (From Net Investment Income)	(0.01)	-
Distributions (From Capital Gains)	(0.07)	-
Total Distributions	(0.08)	-
Net Asset Value -
End of Period	$12.94	$11.13
Total Return (c)	17.07%	11.30%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$8,019	$3,717
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	3.22%	5.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-2.16%	-3.73%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.39%	-0.03%
Portfolio Turnover Rate	40.09%	97.93%

* The Fund and Class A commenced operations on April 1, 2016.
+ Less than +/- $0.005.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying investment companies listed in the
Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 10

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN OPPORTUNITIES FUND
March 31, 2018

1.) ORGANIZATION
Neiman Opportunities Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2018, there are three series authorized by the Trust. The Fund (Class A) commenced operations on April 1, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns for its open tax periods. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the fiscal year ended March 31, 2018, $8,728 of net investment loss was reclassified to paid in capital.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2018 Annual Report 11

Notes to the Financial Statements - continued

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

2018 Annual Report 12

Notes to the Financial Statements - continued

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,449,557	$0	$0	$5,449,557
Exchange Traded Funds	1,709,894	0	0	1,709,894
Money Market Funds	880,567	0	0	880,567
Total	$8,040,018	$0	$0	$8,040,018

The Fund did not hold any level 2 or level 3 assets during the fiscal year ended March 31, 2018. There were no transfers into or out of level 1 and level 2 during the fiscal year ended March 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2018.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2018, the Adviser earned management fees totaling $47,329 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2018. The fee waiver will automatically terminate on July 31, 2018 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2018.

For the fiscal year ended March 31, 2018, the Adviser waived fees and/or reimbursed expenses totaling $83,822. The Fund owed the Adviser $7,426 at March 31, 2018.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2018, there were $11,832 of 12b-1 fees incurred by Class A. As of March 31, 2018,

2018 Annual Report 13

Notes to the Financial Statements - continued

the Fund had an accrued liability of $4,474 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the year ended March 31, 2018, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the year ended March 31, 2018, Peak earned $7,847 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser.

Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $4,000 for his services during the fiscal year ended March 31, 2018. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2018. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,311,559 and $1,716,197, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2018, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 77.47% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2018 was $7,254,876.

At March 31, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$979,917	($194,775)	$785,142

The tax character of distributions for Class A was as follows:

	Fiscal Year Ended	Period April 1, 2016
	March 31, 2018	through March 31, 2017
Ordinary Income	$ 25,581	$ 0
Long-term Capital Gain	154	0
	$ 25,735	$ 0

As of March 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Other accumulated losses	$ (12,714)
Undistributed long-term capital gains	39,569
Unrealized appreciation on investments – net	785,142
$ 811,997

As of March 31, 2018, the Fund deferred late-year ordinary losses of $12,714, which is included in other accumulated losses.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Annual Report 14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Opportunities Fund and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Opportunities Fund (the “Fund”), a series of Neiman Funds, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets, including the related notes, and the financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Neiman Funds since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 22, 2018

2018 Annual Report 15

ADDITIONAL INFORMATION
March 31, 2018
(UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on March 13, 2018, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the management agreement (the “Agreement”) between the Trust and the Adviser, on behalf of the Neiman Opportunities Fund. Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the renewal of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”) and the Fund’s category (the “Category”). The performance data was through the quarter ended December 31, 2017 and the month ended February 28, 2018. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Fund’s one-year returns underperformed the S&P 500 Index but outperformed the Peer Group and Category averages for the period ended December 31, 2017. The Trustees also reviewed other performance data points and concluded that the Fund’s performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. The representatives of the Adviser discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% of its average daily net assets. The Adviser provided to the Trustees financial information of the Adviser dated as of December 31, 2017. In addition, materials submitted by the Adviser showed that for the 12-month period ended March 31, 2017 and the 6-month period ended September 30, 2017, the Adviser had a loss with its relationship to the Fund. The Trustees then discussed the Adviser’s financial condition. Mr. H. Neiman stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Category and Peer Group for the Fund. The Trustees noted that the management fee of 1.00% was above the Peer Group average of 0.80%, but within the Peer Group range of 0.50% to 1.45%, and above the Category average, but below the 2.00% upper end of the Category range. The Trustees noted that Opportunities’ annual report net expense ratio of 1.45% was lower than

2018 Annual Report 16

Additional Information (Unaudited) - continued

the average annual report net expense ratio of 1.69% for the Peer Group. The Fund’s prospectus net expense ratio (which includes acquired fund fees and expenses) of 1.53% was lower than the average prospectus net expense ratio of 1.73% for the Peer Group. The Fund’s annual report net expense ratio and prospectus net expense ratio was higher than the Category average, but within the range of the Category. Additionally, it was noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% of the average daily net assets through July 31, 2018. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with Peak Brokerage Services, LLC and/or Registered Reps in their Peak branch office. It was noted that they have received approximately $30, collectively, in sales charges and trailer fees for the Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economics of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the Independent Trustees, that the renewal of the Management Agreement would be in the best interest of the Fund and it’s shareholders.

2018 Annual Report 17

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Funds Management LLC,	3	None
Year of Birth: 1943	and Trustee		Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,	3	None
Year of Birth: 1974			Division Manager and Registered
Representative (2015-current);
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (2009-Present).
	and Chief	Compliance	Independent Solutions Wealth
	Compliance	Officer Since	Management, LLC, Chief
	Officer	2004)	Investment Officer (2015-Present)
Chief Financial Officer (2012-
Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	3	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2018 Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/18	FYE 3/31/17
Audit Fees	$43,050	$57,450
Audit-Related Fees	$0	$0
Tax Fees	$9,000	$12,000
All Other Fees	$1,800	$1,600

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/18	FYE 3/31/17
Registrant	$10,800	$13,600
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Harvey Neiman Harvey Neiman President

Date: 5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President

Date: 5/30/18

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 5/30/18